UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/07

Item 1.  Reports to Stockholders.

AUTOPILOT MANAGED GROWTH FUND™

ANNUAL REPORT

July 31, 2007

CUSIP 66537T844

Ticker Symbol AUTOX

1-866-828-8674

www.autopilotfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Autopilot Managed Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

September 2007

Dear Fellow Shareholders,

The Autopilot Managed Growth FundTM  has nearly completed its first full year of operation. We are generally pleased with our performance and our volatility thus far. As of July 31, 2007 the Fund’s performance was +12.61% (since inception) versus the S&P 500 Total Return Index’s +12.11%.

The inception date of the fund is 9/21/06, therefore 1 year returns are not available.

At the end of July we had approximately 100 stocks in the portfolio in a wide array of industries. We also held a fairly sizeable cash position for the Fund. This cash was the result of a deliberate effort to reduce stock exposure and raise cash exposure to help reduce the Fund’s volatility in light of the selling we saw in the stock market in July and August. We expect to redeploy this cash into stocks in the weeks ahead.

We have followed our process of buying stocks that are in up trends and selling those holdings that under perform. Periodically we have used futures and a cash position to help moderate our day-to-day volatility. We do not manage the portfolio according to a market forecast. As long as we can buy stocks that are in the process of going up, we will continue to do so. The amount of cash we hold at any point in time will be dictated by the number of stocks that we are culling from the portfolio relative to the number we find attractive enough to buy.

Looking ahead, we are generally optimistic about the investment climate for the coming months now that we have had a healthy correction. The global economy should grow slower in the next 12 months than it did in the last 12 months. Nonetheless, the global economy should grow. Inflation appears to be under control and the Fed appears to be done with increasing interest rates for this cycle. These factors together suggest corporate earnings will grow moderately in a relatively low interest rate and low inflation environment.  Therefore, the risks as we measure them, are relatively low that we will see a bear market start in the near future.

This is not to say that we do not see any risk of a decline. About every 12 months, the market generally experiences a decline of 5-15% lasting 3 to 6 months. We have just had one of these corrections and we would expect to see another such correction within the next 12 months. To the best of our ability we will use our cash position and investment vehicles such as stock index futures to help us reduce the portfolio’s downside behavior during these periods.

We appreciate your trust in us. We will work hard every day to continue to earn that trust.

Regards,

John Rhoads, Dave Lucca and Peter Mauthe

Portfolio Managers

The S & P 500 is an unmanaged group of securities considered to be representative of the stock market in general.  An investment cannot be made directly into an index.

 The performance data shown represents past performance.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The fund does not charge initial or deferred sales charges (loads); redemption or exchange fees; and operating expenses for the fund including (12b-1) distribution expenses are limited to 2.35%. Investors can obtain performance data current to the most recent month-end; and the fund's prospectus by visiting www.autopilotfunds.com or by calling 1-866-828-8674.  The Autopilot Managed Growth FundTM is distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC. 0967-AFD-9/28/2007

Autopilot Managed Growth FundTM

4020 South 147th St., Suite 2   Omaha, NE  68137  1-866-828-8674

Email gp@rhoadslucca.com

Autopilot Managed Growth Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through July 31, 2007*

Non-Annualized Total Returns as of July 31, 2007
Since Inception*
Autopilot Managed Growth Fund	12.61%
S&P 500	12.11%

________________

* The Fund commenced operations on September 21, 2006.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

PORTFOLIO COMPOSITION**

____________

**Based on total portfolio market value as of July 31, 2007.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2007
	Shares	Market Value
COMMON STOCKS - 78.28%
Advertising - 1.21%
Greenfield Online, Inc. *	7,200	$ 116,928

Aerospace/Defense - 2.34%
CAE, Inc.	4,400	56,848
Goodrich Corp.	1,300	81,783
Lockheed Martin Corp.	900	88,632
		227,263
Agriculture - 0.47%
Loews Corp. - Carolina Group	600	45,474

Airlines - 0.51%
Copa Holdings SA- Cl. A	900	49,419

Apparel - 1.61%
Coach, Inc. *	1,000	45,460
Guess?, Inc.	1,200	56,988
Polo Ralph Lauren Corp.	600	53,610
		156,058
Auto Manufacturers - 0.76%
Paccar, Inc.	900	73,638

Auto Parts & Equipment - 0.82%
Johnson Controls, Inc.	700	79,205

Banks - 1.10%
Allied Irish Banks PLC - ADR	1,200	62,676
Royal Bank of Canada	859	43,843
		106,519
Building Materials - 1.47%
Lafarge SA	1,100	46,552
Martin Marietta Materials, Inc.	300	41,100
Texas Industries, Inc.	700	55,167
		142,819
Chemicals - 2.22%
Albemarle Corp.	1,000	40,230
BASF AG - ADR	600	77,670
Potash Corp. of Saskatchewan, Inc.	1,200	96,888
		214,788
Commercial Services - 1.87%
Corrections Corp. of America *	1,600	46,160
Equifax, Inc.	1,291	52,234
Gartner, Inc. *	2,100	43,953
Hewitt Associates, Inc. *	1,300	38,896
		181,243

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares	Market Value
Computers - 2.46%
Factset Research Systems, Inc.	800	$ 52,792
NCR Corp.*	1,500	78,330
Research In Motion Ltd. *	500	107,000
		238,122
Diversified Financial Services - 2.47%
Eaton Vance Corp.	3,600	150,696
Franklin Resources, Inc.	700	89,159
		239,855
Electric - 8.73%
Allegheny Energy, Inc.*	1,400	73,122
American Electric Power Co., Inc.	2,100	91,329
Constellation Energy Group, Inc.	1,200	100,560
Edison International	1,400	74,046
Entergy Corp.	1,700	169,932
Exelon Corp.	1,000	70,150
FPL Group, Inc.	800	46,184
Northeast Utilities	3,300	90,222
Public Service Enterprise Group, Inc	800	66,592
Reliant Energy, Inc. *	2,500	64,200
		846,337
Electronics - 1.59%
Flir Systems, Inc.*	1,800	78,570
Waters Corp.*	1,300	75,738
		154,308
Food - 0.77%
Tyson Foods, Inc. - Cl. A	3,500	74,550

Forest Products & Paper - 0.48%
Temple-Inland, Inc.	800	46,504

Gas - 0.43%
Sempra Energy	800	42,176

Healthcare - Products - 2.99%
Baxter International, Inc.	1,300	68,380
Intuitive Surgical, Inc.*	600	127,566
Kinetic Concepts, Inc. *	900	55,332
Zimmer Holdings, Inc. *	500	38,880
		290,158
Healthcare - Services - 0.78%
Manor Care, Inc.	1,200	76,020

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares	Market Value
Insurance - 3.55%
Cigna Corp.	2,400	$ 123,936
CNA Financial Corp.	2,300	95,496
Loews Corp.	1,500	71,100
Prudential Financial, Inc.	600	53,178
		343,710
Internet - 2.04%
Ctrip.com International, Inc.	2,000	77,100
Global Sources, Ltd.*	4,000	76,080
Priceline.com, Inc. *	700	44,660
		197,840
Iron/Steel - 2.29%
AK Steel Holding Corp. *	2,600	103,922
Arcelor Mittal - Cl. A	1,300	79,326
Ryerson, Inc.	1,200	38,508
		221,756
Machinery - Diversified - 0.80%
Manitowoc Co., Inc.	1,000	77,670

Media - 1.69%
Rogers Communications, Inc.	2,800	126,812
Sinclair Broadcast Group, Inc.	2,800	36,512
		163,324
Metal Fabricate/Hardware - 0.57%
Precision Castparts Corp.	400	54,824

Mining - 1.55%
Silver Standard Resources, Inc. *	1,400	48,398
Southern Copper Corp.	900	101,439
		149,837
Miscellaneous Manufacturers - 3.13%
AZZ, Inc. *	2,600	92,300
Eaton Corp.	800	77,744
Honeywell International, Inc.	1,000	57,510
ITT Corp.	1,200	75,456
		303,010
Office/Business Equipment - 0.68%
Xerox Corp. *	3,800	66,348

Oil & Gas - 2.48%
Chesapeake Energy Corp.	2,200	74,888
Holly Corp.	1,200	80,868
Sunoco Logistics Partners LP*	700	41,167
XTO Energy, Inc.	800	43,624
		240,547
The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares	Market Value
Oil & Gas Services - 5.71%
Cameron International Corp. *	1,100	$ 85,800
Core Laboratories NV *	800	86,104
Dawson Geophysical Co. *	1,400	76,454
Dresser-Rand Group, Inc. *	1,600	59,360
Dril-Quip, Inc. *	1,100	52,789
Schlumberger Ltd.	600	56,832
Smith International, Inc.	1,400	85,974
Weatherford International Ltd. *	900	49,797
		553,110
Packaging & Containers - 1.88%
Ball Corp.	1,400	71,778
Greif, Inc.	2,000	110,000
		181,778
Pharmaceuticals - 1.08%
Express Scripts, Inc. *	1,400	70,182
Gilead Sciences, Inc. *	1,000	37,230
		107,412
Pipelines - 2.19%
Copano Energy LLC*	1,400	58,702
Energy Transfer Equity LP*	2,800	107,996
ONEOK, Inc.	900	45,675
		212,373
Real Estate - 0.76%
CB Richard Ellis Group, Inc. *	2,100	73,332

Retail - 1.19%
Ark Restaurants Corp.	300	10,947
Inergy LP*	1,600	56,656
McDonald's Corp.	1,000	47,870
		115,473
Semiconductors - 1.16%
Siliconware Precision Industries Co.	5,099	49,151
Varian Semiconductor Equipment Associates, Inc. *	1,350	63,450
		112,601
Software - 1.78%
Dun & Bradstreet Corp.	600	58,656
Fidelity National Information Services, Inc.	1,500	74,445
Open Text Corp. *	2,100	39,438
		172,539

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2007
	Shares	Market Value
Telecommunications - 5.99%
Anixter International, Inc.*	1,000	$ 82,650
AT&T, Inc.	1,300	50,908
Brasil Telecom Participacoes SA - ADR	1,400	92,610
Citizens Communications Co.	4,800	69,264
Mobile Telesystems - ADR	900	57,555
NETGEAR, Inc. *	1,700	47,022
Telephone & Data Systems, Inc.	800	53,120
Vimpel-Communications - ADR	1,200	127,080
		580,209
Transportation - 2.68%
Alexander & Baldwin, Inc.	800	43,376
Genco Shipping & Trading Ltd.	1,300	73,229
International Shipholding Corp. *	3,534	74,956
Quintana Maritime Ltd.	3,800	68,134
		259,695

TOTAL COMMON STOCKS (Cost $6,684,268)		7,588,772

SHORT TERM INVESTMENTS - 11.36%
Goldman Sachs Prime Obligation Fund, 4.93%+	1,101,415	1,101,415
(Cost $1,101,415)

TOTAL INVESTMENTS (Cost $7,785,683) - 89.64%		8,690,187
Other assets less liabilities - 10.36%		1,003,802
NET ASSETS - 100.00%		$ 9,693,989
___________
* Non-Income producing security.
+ Variable rate security. Rate shown is as of July 31, 2007.
ADR-American Depositary Receipt.

	Number of	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Appreciation
Russell Mini Future maturing September 2007
(Underlying Face Amount at Value $1,952,500)	25	$ 14,750
TOTAL FUTURES CONTRACTS SOLD SHORT		$ 14,750

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2007

Assets:
Investments in Securities at Market Value (identified cost $7,785,683)	$ 8,690,187
Deposit with Broker	556,982
Dividends and Interest Receivable	11,260
Receivable for Securities Sold	474,098
Due from Broker - Variation Margin	14,750
Prepaid Expenses and Other Assets	9,881
Total Assets	9,757,158

Liabilities:
Payable for Fund Shares Redeemed	11,320
Accrued Advisory Fees	19,508
Accrued Distribution Fees	2,154
Accrued Administration Fees	2,667
Accrued Fund Accounting Fees	3,200
Accrued Transfer Agency Fees	4,177
Accrued Custody Fees	1,200
Accrued Expenses and Other Liabilities	18,943
Total Liabilities	63,169

Net Assets (Unlimited shares of no par value interest authorized;
862,607 shares outstanding)	$ 9,693,989

Net Asset Value, Offering and Redemption Price Per Share
($9,693,989 / 862,607 shares of beneficial interest outstanding)	$ 11.24

Composition of Net Assets:
At July 31, 2007, Net Assets consisted of:
Paid-in-Capital	$ 8,661,361
Accumulated Net Realized Gain From Security Transactions	113,374
Net Unrealized Appreciation on:
Investments	904,504
Futures	14,750
Net Assets	$ 9,693,989

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF OPERATIONS
For the Period September 21, 2006* through July 31, 2007

Investment Income:
Dividend Income (net of $457 foreign taxes)	$ 83,382
Interest Income	92,196
Total Investment Income	175,578

Expenses:
Investment Advisory Fees	120,608
Professional Fees	28,692
Administration Fees	27,368
Fund Accounting Fees	22,963
Transfer Agent Fees	20,846
Distribution Fees	20,101
Registration & Filing Fees	15,895
Chief Compliance Officer Fees	11,972
Insurance Expense	5,350
Custody Fees	4,394
Printing Expense	3,434
Trustees' Fees	2,898
Miscellaneous Expenses	1,721
Total Expenses	286,242
Less: Expenses Reimbursed by Adviser	(105,330)
Net Expenses	180,912
Net Investment Loss	(5,334)

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	79,432
Futures	48,237
Capital Gain Distributions from other Investment Companies	7,470
Net Change in Unrealized Appreciation on:
Investments	904,504
Futures	14,750
Net Realized and Unrealized Gain on Investments	1,054,393

Net Increase in Net Assets Resulting From Operations	$ 1,049,059
_____
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
STATEMENT OF CHANGES IN NET ASSETS
For the Period September 21, 2006* through July 31, 2007

Operations:
Net Investment Loss	$ (5,334)
Net Realized Gain on Investments and Futures	127,669
Capital Gain Distributions from other Investment Companies	7,470
Net Change in Unrealized Appreciation on Investments and Futures	919,254
Net Increase in Net Assets
Resulting From Operations	1,049,059

Distributions to Shareholders From:
Net Investment Income ($.02 per share)	(16,431)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,077,425 shares)	10,984,956
Distributions Reinvested (1,549 shares)	16,431
Cost of Shares Redeemed (216,367 shares)	(2,340,026)
Total Beneficial Interest Transactions	8,661,361

Increase in Net Assets	9,693,989

Net Assets:
Beginning of Period	-
End of Period (including accumulated net investment
income of $0)	$ 9,693,989
______
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented. (a)

	September 21, 2006*
	through
	July 31, 2007

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment loss	(0.01)
Net gain from securities
(both realized and unrealized)	1.27
Total from operations	1.26
Distributions to shareholders from
net investment income	(0.02)
Net Asset Value, End of Period	$ 11.24

Total Return (b)	12.61%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 9,694
Ratio of expenses to average net assets,
before reimbursement	3.56%	(c)
net of reimbursement	2.25%	(c)
Ratio of net investment loss to average net assets	(0.07)%	(c)
Portfolio turnover rate	182%

__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.

The accompanying notes are an integral part of these financial statements.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

1.

ORGANIZATION

Autopilot Managed Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on September 21, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange trades options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts – The Fund may use future contracts for hedging purposes in an effort to manage volatility and risk.  Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Fund recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  At this time, management believes that the adoption of FIN 48 on January 31, 2008, will have no impact on the financial statements of the Fund.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of July 31, 2007, the Autopilot Managed Growth Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Rhoads Lucca Capital Partners, LP (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended July 31, 20071, the Adviser earned advisory fees of $120,608.

The Adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until November 30, 2008, so that the

1 From September 21, 2006 (commencement of operations) through July 31, 2007.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

total annual operating expenses of the Fund do not exceed 2.25% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the period ended July 31, 20071, the Adviser waived fees and reimbursed expenses of $105,330, all of which is subject to recapture by the Adviser through July 31, 2010.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’ fees collected for the period ended July 31, 20071, was $392.  The custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 20072, the Fund incurred expenses of $11,972 for compliance services pursuant to the Trust’s Agreement with FCS.

1 From September 21, 2006 (commencement of operations) through July 31, 2007.

Autopilot Managed Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2007

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended July 31, 20071, GemCom received $4,041 for providing such services.

Distributor – The distributor of the Fund is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended July 31, 20071, the Fund incurred distribution fees of $20,101.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended July 31, 20071, amounted to $19,586,816 and $12,969,629, respectively.  The cost basis of securities for federal income tax purposes was $7,785,683.  Gross unrealized appreciation and depreciation on investments as of July 31, 2007 aggregated $999,346 and $94,842, respectively.

5.

TAX INFORMATION

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.  Permanent book and tax differences resulted in reclassifications for the period ended July 31, 2007 as follows: an increase in undistributed net investment income of $21,765 and a decrease in accumulated net realized gain from security transactions of $21,765.

As of July 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 82,862
Undistributed long-term capital gain	45,262
Total distributable earnings	$ 128,124
Unrealized appreciation	904,504
Total accumulated earnings	$1,032,628

During the period ended July 31, 2007, the Fund paid a distribution of $16,431, the tax character of which was ordinary income.  The difference between book basis and tax basis distributable earnings is due primarily to different book and tax treatments of short term capital gains and unrealized appreciation on futures contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Autopilot Managed Growth Fund

We have audited the accompanying statement of assets and liabilities of Autopilot Managed Growth Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of July 31, 2007, the related statement of operations and the statement of changes in net assets, and the financial highlights for the period September 21, 2006 (commencement of operations) through July 31, 2007.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of July 31, 2007 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Autopilot Managed Growth Fund as of July 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period September 21, 2006 through July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

September 18, 2007

Autopilot Managed Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2007

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Expenses Paid During the Period (2/1/07 to 7/31/07)
Actual	$1,000.00	$1,033.09	$11.34
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.25%, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended July 31, 2007).

TAX INFORMATION (Unaudited)

July 31, 2007

Individual shareholders are eligible for reduced tax rates on qualified dividend income.   For purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRA’s, Keogh-type plans and 403(b) plans need not be reported as taxable income.   However, many retirement plan trusts may need this information for their annual information reporting.

Autopilot Managed Growth Fund

TRUSTEES AND OFFICERS (Unaudited)

July 31, 2007

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (62)*** Trustee Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	26

Anthony J. Hertl (57)

Trustee

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; The Z-Seven Fund, Inc.; Greenwich Advisors Trust.

26
Gary W. Lanzen (53) Trustee Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	26
Interested Trustees and Officers
Michael Miola** (54) Trustee Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC; Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust, Constellation Trust Co.	26

Autopilot Managed Growth Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

July 31, 2007

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (37)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (48)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (January 2007 - Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006); First Vice President of Variable L&A Product Accounting and Reporting for Mutual of Omaha Companies (1998-2002).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Aquarius Fund Distributors, LLC (the Trust’s Distributor).

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Funds' distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-828-8674.

Investment Adviser

Rhoads Lucca Capital Partners, LP

14911 Quorum Drive, Suite 380

Dallas, TX 75254

Distributor

Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68197

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the period from inception through January 31 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-828-8674 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-828-8674

Investor Information: 1-866-828-8674

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

10/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

10/9/07

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/07